Income Taxes - Deferred tax assets (liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Share based compensation	$ 3,359,742	$ 2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108
Total deferred tax assets	7,847,402	4,856,257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108
Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$ 0	$ 0